DERIVATIVES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) entity	Dec. 31, 2022 USD ($) entity	Dec. 31, 2021 USD ($)
Derivative [Line Items]
Number of counterparties | entity	6	6
Derivative Asset	$ 262,880
Derivative Assets (Liabilities), at Fair Value, Net	(7,147)
Derivative Liability	270,027	$ 357,698
Derivative, Notional Amount	19,339,867	19,828,103
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax	3,755	0
Client derivative fees	5,155	5,441	$ 7,927
Derivative Liability, Fair Value of Collateral	137,800	157,200
Derivative Liability, Fair Value of Collateral, net of restricted cash	116,200	$ 132,200
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ 700
Foreign Exchange
Derivative [Line Items]
Number of counterparties | entity	5	5
Credit Risk Contract [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts	$ 100
Derivative, Notional Amount	232,500	$ 246,800
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Derivative, Notional Amount	25,200	12,000
Other Credit Derivatives [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts		100
Derivative, Notional Amount	25,500	15,300
Credit Risk Derivative Assets, at Fair Value	300
Mortgage Banking
Derivative [Line Items]
Client derivative fees	700	4,300	$ (3,300)
Other Contract-Mortgage
Derivative [Line Items]
Derivative, Notional Amount	$ 109,200	$ 132,500
Derivative [Member]
Derivative [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Derivative [Member] | Foreign Exchange
Derivative [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Derivative [Member] | Other Liabilities [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 2,200,000	$ 2,200,000
Derivative [Member] | Other Liabilities [Member] | Foreign Exchange
Derivative [Line Items]
Derivative, Notional Amount	$ 7,000,000	$ 7,700,000